Investments (Residential Mortgage Loans By Year Of Origination) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	$ 1,876	$ 2,497
Originated in prior year	2,407	1,493
Originated in two years prior	1,297	3,062
Originated in three years prior	2,753	2,455
Originated in four years prior	2,289	1,824
Originated in five years prior and prior	6,301	5,741
Total	16,923	17,072
Residential [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	583	469
Originated in prior year	533	131
Originated in two years prior	93	210
Originated in three years prior	137	109
Originated in four years prior	67
Total	1,413	919
Performing [Member] | Residential [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	578	467
Originated in prior year	527	129
Originated in two years prior	90	189
Originated in three years prior	119	104
Originated in four years prior	65
Total	1,379	889
Nonperforming [Member] | Residential [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	5	2
Originated in prior year	6	2
Originated in two years prior	3	21
Originated in three years prior	18	5
Originated in four years prior	2
Total	$ 34	$ 30